SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2021
Disclosure Of Significant Accounting Policies [Abstract]
Statement of compliance and Basis of presentation	Statement of compliance
These consolidated financial statements of the partnership and its subsidiaries have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”).

The consolidated financial statements were approved and authorized for issue by the Board of Directors of the partnership on February 25, 2022.
Basis of presentationThese consolidated financial statements have been prepared on a going concern basis and are presented in United States (“U.S.”) Dollars rounded to the nearest million unless otherwise indicated.
Subsidiaries	Subsidiaries
The consolidated financial statements include the accounts of the partnership and its subsidiaries over which the partnership has control. Control exists when the partnership has power over its investee, has exposure, or rights, to variable returns from its involvement with the investee and has the ability to use its power over the investee to affect the amount of its returns. The partnership considers all relevant facts and circumstances in assessing whether or not the partnership’s interests in the investee are sufficient to give it power over the investee.

Consolidation of a subsidiary begins on the date on which the partnership obtains control over the subsidiary and ceases when the partnership loses control over the subsidiary. Income and expenses of a subsidiary acquired or disposed of during a reporting period are consolidated only for the period when the partnership has control over the subsidiary. Changes in the partnership’s ownership interests in subsidiaries that do not result in loss of control over the subsidiary are accounted for as equity transactions whereby the difference between the amount by which the non-controlling interests are adjusted and the fair value of the consideration paid or received, are recognized directly in equity and attributed to owners of the partnership.

All accounts and transactions among the partnership and its subsidiaries are eliminated on consolidation. In cases where a subsidiary reports under a different accounting policy, adjustments are made to the financial statements of the subsidiary to present its financial position and financial performance in accordance with the partnership’s accounting policy.

Net income and each component of other comprehensive income are attributed to owners of the partnership and to non-controlling interests. During the third quarter of 2021, Brookfield Asset Management acquired all LP Units and limited partnership units of Brookfield Office Properties Exchange LP (“Exchange LP”) Units that it did not previously own
(“Privatization”), in exchange for cash consideration, BAM class A limited voting shares (“BAM shares”) and BPY preferred units (“New LP Preferred Units”). See Note 3, Privatization of the Partnership for further discussion.

Non-controlling interests in the partnership’s operating subsidiaries and properties, redeemable/exchangeable partnership units of the Operating Partnership (“Redeemable/Exchangeable Partnership Units” or “REUs”), special limited partnership units of the Operating Partnership (“Special LP Units”), Exchange LP Units, FV LTIP units of the Operating Partnership (“FV LTIP Units”) and Class A stock of Brookfield Properties Retail Holding LLC (“BPYU Units”) are presented separately in equity on the consolidated balance sheets. No Exchange LP Units or BPYU Units are held by public holders following the Privatization. The Redeemable/Exchangeable Partnership Units have the same economic attributes as LP Units and prior to the Privatization, Exchange LP Units and BPYU Units had the same economic attributes as LP Units. Accordingly, the net income and components of other comprehensive income allocated to these units are equivalent to that allocated to the LP Units (on a per unit basis).

Net income and the components of comprehensive income of the partnership’s operating subsidiaries and properties are generally allocated between the partnership and non-controlling equity holders based on the relative proportion of equity interests. Certain of the partnership’s subsidiaries are subject to profit sharing arrangements with affiliated entities who hold non-controlling interests that result in allocation of income on an other than proportionate basis if specified targets are met. In these circumstances, net income is allocated between the partnership and non-controlling interests based on proportionate equity interest until the attribution of profits under the agreement is no longer subject to adjustment based on future events. In the period that allocation of the subsidiary’s cumulative earnings under the profit-sharing arrangement is no longer subject to adjustment, it is recognized as a fair value loss attributable to unitholders for the period.

Associates and joint ventures	Associates and joint ventures
An associate is an entity over which the partnership has significant influence. Significant influence is the power to participate in the financial and operating policy decisions of the investee. The partnership is presumed to have significant influence when it holds 20 percent or more of the voting rights of an investee, unless it can be clearly demonstrated that this is not the case. The partnership does not control its associates.

A joint arrangement is an arrangement in which two or more parties have joint control. Joint control is the contractually agreed upon sharing of control where decisions about the relevant activities require the unanimous consent of the parties sharing control. A joint venture is a joint arrangement where the parties that have joint control have rights to the net assets of the arrangement. None of the parties involved have unilateral control of a joint venture.

The partnership accounts for its interests in associates and joint ventures using the equity method of accounting. Under the equity method, investment balances in an associate or joint venture are carried on the consolidated balance sheets at initial cost as adjusted for the partnership’s proportionate share of profit or loss and other comprehensive income of the joint venture or associate. When an interest in an associate or joint venture is initially acquired or increases, the partnership determines its share of the net fair value of the identifiable assets and liabilities of the investee that it has acquired, consistent with the procedure performed when acquiring control of a business. Goodwill relating to an associate or joint venture, represented as an excess of the cost of the investment over the net fair value of the partnership’s share of the net fair value of the identifiable assets and liabilities, is included in the carrying amount of the investment. Any excess of the partnership’s share of the net fair value of the associate’s or joint venture’s identifiable assets and liabilities over the cost of the investment results in a gain that is included in the partnership’s share of the associate or joint venture’s profit or loss in the period in which the investment is acquired or increases.

The partnership determines at the end of each reporting period whether there exist any indications that an investment may be impaired. If any such indication exists, the partnership estimates the recoverable amount of the asset, which is the higher of (i) fair value less costs to sell and (ii) value in use. Value in use is the present value of the future cash flows expected to be derived from such an investment and may result in a measure which is different from fair value less costs to sell. For equity accounted investments, for which quoted market prices exist, the partnership also considers whether a significant or prolonged decline in the fair value of the equity instrument below its carrying value is also objective evidence of impairment.

When the partnership transacts with a joint venture or an associate, any gain or loss is eliminated only to the extent of the partnership’s proportionate share and the remaining amounts are recognized in the partnership’s consolidated financial statements. Outstanding balances between the partnership and jointly controlled entities are not eliminated on the balance sheet.

Joint operations	Joint operations
A joint operation is a joint arrangement whereby the parties that have joint control of the arrangement have rights to assets and obligations for liabilities relating to the arrangement. This usually results from direct interests in the assets and liabilities of an investee rather than through the establishment of a separate legal entity. None of the parties involved have unilateral control of a joint operation. The partnership recognizes its assets, its liabilities and its share of revenues and expenses of the joint operations in accordance with the IFRS applicable to the particular assets, liabilities, revenues and expenses.

When the partnership sells or contributes assets to a joint operation in which it is a joint operator, the partnership is considered to be conducting transactions with the other parties to the joint operation, and any gain or loss resulting from the transactions is recognized in the partnership’s consolidated financial statements only to the extent of the other parties’ interests in the joint operation. When the partnership purchases an asset from a joint operation in which it is a joint operator, the partnership does not recognize its share of the gain or loss until those assets are resold to a third party.

Foreign currency translation	Foreign currency translation and transactions
The U.S. Dollar is the functional currency and presentation currency of the partnership. The functional currency of each of the partnership’s subsidiaries, associates, joint ventures and joint operations is determined based on their primary economic environment, the currency in which funds from financing activities are generated and the currency in which receipts from operating activities are usually retained.

Subsidiaries, associates or joint ventures having a functional currency other than the U.S. Dollar translate the carrying amounts of their assets and liabilities when reporting to the partnership at the rate of exchange prevailing as of the balance sheet date, and their revenues and expenses at average exchange rates during the quarterly reporting period. Any gains or losses on foreign currency translation are recognized by the partnership in other comprehensive income. On disposition or partial disposition resulting in the loss of control of a foreign operation, the accumulated foreign currency translation relating to that foreign operation is reclassified to fair value gain or loss in net income. On partial disposal of a foreign operation in which control is retained, the proportionate share of the accumulated foreign currency translation relating to that foreign operation is reattributed to the non-controlling interests.

Foreign currency transactions	The partnership’s foreign currency transactions are translated into the functional currency using exchange rates as of the date of the transactions. At the end of each reporting period, foreign currency denominated monetary assets and liabilities are translated to the functional currency using the exchange rate prevailing as of the balance sheet date with any gain or loss recognized in net income, except for those related to monetary liabilities qualified as hedges of the partnership’s investment in foreign operations or intercompany loans with foreign operations for which settlement is neither planned nor likely to occur in the foreseeable future, which are included in other comprehensive income. Non-monetary assets and liabilities measured at fair value are translated at the exchange rate prevailing as of the date when the fair value was determined. Foreign currency denominated non-monetary assets and liabilities, measured at historic cost, are translated at the rate of exchange at the transaction date.
Cash and cash equivalents	Cash and cash equivalentsCash and cash equivalents includes cash on hand and all non-restricted highly liquid investments with original maturities of three months or less.
Investment properties	Investment properties
Investment properties consists of commercial properties which are principally held to earn rental income and commercial developments that are being constructed or developed for future use as commercial properties. Investment properties are measured initially at cost, or fair value if acquired in a business combination (see Note 2(p), Business Combinations, for further discussion). The cost of commercial development properties includes direct development costs, realty taxes, borrowing costs directly attributable to the development and administrative costs, e.g., salaries and overhead that are specifically attributable to a development project. The partnership elects the fair value model for all investment properties and measures them at fair value subsequent to initial recognition on the consolidated balance sheet. As a result, it is not necessary to assess the carrying amounts of the investment properties for impairment.

Substantially all of the partnership’s investment properties are valued using one of two accepted income approaches, the discounted cash flow approach or the direct capitalization approach. Under the discounted cash flow approach, cash flows for each property are forecast for an assumed holding period, generally, ten years. A capitalization rate is applied to the terminal year net operating income and an appropriate discount rate is applied to those cash flows to determine a value at the reporting date. Under the direct capitalization method, a capitalization rate is applied to estimated stabilized annual net operating income to determine value. In accordance with its policy, the partnership generally measures and records its commercial properties and developments using valuations prepared by management. However, for certain subsidiaries, the partnership relies on quarterly or annual valuations prepared by external valuation professionals. Where an external appraisal is obtained for a property that is valued using a model developed by management, the partnership compares the results of those external appraisals to its internally prepared values and reconciles significant differences when they arise. Discount and terminal capitalization rates are verified by comparing to market data, third party reports, research material and brokers opinions. Where there has been a recent market transaction for a specific property, such as an acquisition or sale of a partial interest, the partnership values the property on that basis. Certain of the partnership’s investment properties are right-of-use assets arising from leases where the partnership is the lessee, which are subsequently measured at fair value (see Note 2(j), Leases, for further discussion).

Borrowing costs associated with direct expenditures on properties under development or redevelopment are capitalized. Borrowing costs are also capitalized on those properties acquired specifically for redevelopment in the short-term where activities necessary to prepare them for redevelopment are in progress. The amount of borrowing costs capitalized is determined first by borrowings specific to a property where relevant, and then by applying a weighted average borrowing cost to eligible expenditures after adjusting for borrowings specific to other developments. Where borrowings are associated with specific developments, the amount capitalized is the gross borrowing costs incurred less any incidental investment income. Borrowing costs are capitalized from the commencement of the development until the date of practical completion. The capitalization of borrowing costs is suspended if there are prolonged periods when development activity is interrupted. The partnership considers practical completion to have occurred when the property is capable of operating in the manner intended by management. Generally this occurs upon completion of construction and receipt of all necessary occupancy and other material permits. Where the partnership has pre-leased space as of or prior to the start of the development and the lease requires the partnership to construct tenant improvements which enhance the value of the property, practical completion is considered to occur on completion of such improvements.

Initial direct leasing costs incurred by the partnership in negotiating and arranging tenant leases are included in the cost of investment properties.

Assets held for sale	Assets held for sale
Non-current assets and groups of assets and liabilities which comprise disposal groups are presented as assets held for sale where the asset or disposal group is available for immediate sale in its present condition, and the sale is highly probable. For this purpose, a sale is highly probable if management is committed to a plan to achieve the sale; there is an active program to find a buyer; the non-current asset or disposal group is being actively marketed for sale at a price that is reasonable in relation to its current fair value; the sale is anticipated to be completed within one year from the date of classification; and it is unlikely there will be significant changes to the plan or that the plan will be withdrawn. Non-current assets and disposal groups held for sale that are not investment properties are recorded at the lower of carrying amount and fair value less costs to sell on the consolidated balance sheet. Any gain or loss arising from the change in measurement basis as a result of reclassification is recognized in the profit or loss at the time of reclassification. Investment properties that are held for sale are recorded at fair value determined in accordance with IFRS 13, Fair Value Measurement.

Where a component of an entity has been disposed of, or is classified as held for sale, and it represents a separate major line of business or geographical area of operations or is a subsidiary acquired exclusively with a view to resale, the related results of operations and gain or loss on reclassification or disposition are presented in discontinued operations.

Hospitality assets	Hospitality assets
The partnership accounts for its investments in hospitality properties as property, plant and equipment under the revaluation model. Hospitality properties are recognized initially at cost if acquired in an asset acquisition, or fair value if acquired in a business combination (see Note 2(p), Business Combinations, for further discussion) and subsequently carried at fair value at the revaluation date less any accumulated impairment and subsequent accumulated depreciation. The partnership evaluates the carrying amount of hospitality properties when events or circumstances indicate there may be an impairment. The partnership depreciates these assets on a straight-line basis over their relevant estimated useful lives. Fair values of hospitality properties are determined using a depreciated replacement cost method based on the age, physical condition and the construction costs of the assets. Fair value estimates for hospitality properties represent the estimated fair value of the property, plant and equipment of the hospitality business only and do not include any associated intangible assets.

Revaluations of hospitality properties are performed annually at December 31, the end of the fiscal year. Where the carrying amount of an asset is increased as a result of a revaluation, the increase is recognized in other comprehensive income and accumulated in equity within revaluation surplus, unless the increase reverses a previously recognized revaluation loss recorded through prior period net income, in which case that portion of the increase is recognized in net income. Where the carrying amount of an asset is decreased, the decrease is recognized in other comprehensive income to the extent of any balance existing in revaluation surplus in respect of the asset, with the remainder recognized in net income. Revaluation gains are recognized in other comprehensive income, and are not subsequently recycled into profit or loss. The cumulative revaluation surplus is transferred directly to retained earnings when the asset is derecognized.

Certain of the partnership’s hospitality assets are right-of-use assets arising from leases where the partnership is the lessee, which are subsequently measured on a depreciated cost basis since they represent a separate class of property, plant and equipment to the partnership’s owned hospitality assets (see Note 2(j), Leases, for further discussion).

Inventory	InventoryDevelop-for-sale multifamily projects, residential development lots, homes and residential condominium projects are recorded in inventory. Residential development lots are recorded at the lower of cost, including pre-development expenditures and capitalized borrowing costs, and net realizable value, which the partnership determines as the estimated selling price of the inventory in the ordinary course of business in its completed state, less estimated expenses, including holding costs, costs to complete and costs to sell. Certain of the partnership’s inventory are right-of-use assets arising from leases where the partnership is the lessee, which are subsequently measured at cost subject to impairment (see Note 2(j), Leases, for further discussion).
Fair value measurement	Fair value measurement
Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, regardless of whether that price is directly observable or estimated using another valuation technique. In estimating the fair value of an asset or a liability, the partnership takes into account the characteristics of the asset or liability and how market participants would take those characteristics into account when pricing the asset or liability at the measurement date.

Inputs to fair value measurement techniques are disaggregated into three hierarchical levels, which are directly based on the degree to which inputs to fair value measurement techniques are observable by market participants:

•Level 1 – Inputs are unadjusted, quoted prices in active markets for identical assets or liabilities at the measurement date.
•Level 2 – Inputs (other than quoted prices included in Level 1) are either directly or indirectly observable for the asset or liability through correlation with market data at the measurement date and for the duration of the asset’s or liability’s anticipated life.
•Level 3 – Inputs are unobservable and reflect management’s best estimate of what market participants would use in pricing the asset or liability at the measurement date. Consideration is given to the risk inherent in the valuation technique and the risk inherent in the inputs in determining the estimate.

Fair value measurements are adopted by the partnership to calculate the carrying amounts of various assets and liabilities.

Leases	Leases
The partnership determines at the inception of a contract if the arrangement is, or contains, a lease. A lease conveys the right to control the use of an identified asset for a period of time in exchange for consideration. Lease components and non-lease components are separated on a relative stand-alone selling price basis for the partnership’s leases as lessor. For the partnership’s leases as lessee, the partnership applies the practical expedient which is available by asset class not to allocate contract consideration between lease and non-lease components. The partnership determines whether a contract contains a lease on the basis of whether the customer has the right to control the use of an identified asset for a period of time in exchange for consideration.

The partnership recognizes a right-of-use (“ROU”) asset and a corresponding lease liability with respect to all lease agreements in which it is the lessee, except for leases with a lease term of 12 months or less (“short-term leases”) and leases of low value assets (“low-value leases”). For these leases, the partnership recognizes the lease payments as an expense on a straight-line basis over the lease term.

The lease liability is initially measured at the present value of the lease payments that are not paid at the commencement date, discounted using the rate implicit in the lease if that rate can be readily determined. If the rate implicit in the lease cannot be readily determined, the partnership uses the incremental borrowing rate. The incremental borrowing rate is the rate of interest that a lessee would have to pay to borrow over a similar term, and with a similar security, the funds necessary to obtain an asset of similar value to the ROU asset in a similar economic environment. This rate is expected to be similar to the interest rate implicit in the lease. Where a lease contains a parental guarantee, the incremental borrowing rate may be determined with reference to the parent rather than the lessee. The partnership uses a single discount rate to account for portfolios of leases with similar characteristics. Lease payments included in the measurement of the lease liability is comprised of i) fixed lease payments, less any lease incentives; ii) variable lease payments that depend on an index or rate, initially measured using the index or rate at the commencement date; iii) the amount expected to be payable by the lessee under residual value guarantees; iv) the exercise price of purchase options, if the lessee is reasonably certain to exercise the options; and v) payments of penalties for terminating the lease, if the lease term reflects the exercise of an option to terminate the lease. Lease liabilities are presented in Accounts payable and other liabilities (current) and Other non-current liabilities (non-current) on the consolidated balance sheets. Lease liabilities are subsequently measured under the effective interest method that is increased by the interest expense on the lease liabilities recognized on the consolidated statements of income and reduced by lease payments made that are recognized in the consolidated statements of cash flows. Lease payments not included in the measurement of lease liabilities continue to be recognized in the direct commercial property expense, direct hospitality expense or general and administrative expense lines on the consolidated statements of income.

A ROU asset comprises the initial measurement of the corresponding lease liability, lease payments made at or before the commencement day and any initial direct costs. ROU assets classified as investment properties are subsequently measured at fair value. ROU assets classified as property, plant and equipment are subsequently measured on a depreciated cost basis over the lease term. If such a lease transfers ownership of the underlying asset or the cost of the ROU asset reflects that the partnership expects to exercise a purchase option, the related ROU asset is depreciated over the useful life of the underlying asset. The depreciation starts at the commencement date of the lease. ROU assets classified as inventory are subsequently carried at cost subject to impairment. ROU assets are presented in the respective lines based on their classification on the consolidated balance sheets. Whenever the partnership incurs an obligation for costs to dismantle and remove a leased asset, restore the site on which it is located or restore the underlying asset to the condition required by the terms and conditions of the lease, a provision is recognized and measured under IAS 37 - Provision, Contingent Liabilities, and Contingent Assets. The costs are included in the related ROU asset.

The partnership remeasures lease liabilities and makes a corresponding adjustment to the related ROU assets when i) the lease term has changed or there is a change in the assessment of exercise of a purchase option, in which case the lease liability is remeasured by discounting the revised lease payments using a revised discount rate; ii) the lease payments have changed due to changes in an index or rate or a change in expected payment under a guaranteed residual value, in which cases the lease liability is remeasured by discounting the revised lease payments using the initial discount rate (unless the lease payments change is due to a change in a floating interest rate, in which case a revised discount rate is used); or iii) a lease contract is modified and the lease modification is not accounted for as a separate lease, in which case the lease liability is remeasured by discounting the revised lease payments using a revised discount rate.

The partnership early adopted COVID-19 Related Rent Concessions, Amendment to IFRS 16 - Leases (“2020 IFRS 16 Amendment”) as of April 1, 2020. The 2020 IFRS 16 Amendment provides the partnership as lessee only with an optional exemption from assessing whether rent concessions related to COVID-19 meeting certain conditions are lease modifications. Such qualifying rent concessions are accounted for as if they are not lease modifications, generally resulting in the effects of rent abatements being recognized as variable lease payments. The partnership has applied the practical expedient to all such qualifying rent concessions. The adoption of the 2020 IFRS 16 Amendment did not have a material impact on the results of the partnership.

The partnership adopted COVID-19 Related Rent Concessions beyond June 30 2021, Amendment to IFRS 16 – Leases (“2021 IFRS 16 Amendment”) as of January 1, 2021 in advance of its April 1, 2021 mandatory effective date. The 2021 IFRS 16 Amendment provides the partnership as lessee only with an extension to the scope of the exemption from assessing whether rent concessions related to COVID-19 meeting certain conditions are lease modifications. Such qualifying rent concessions are accounted for as if they are not lease modifications, generally resulting in the effects of rent abatements being recognized as variable lease payments. The partnership has applied the practical expedient to all such qualifying rent concessions. The adoption of the 2021 IFRS 16 Amendment did not have a material impact on the results of the partnership.

Intangible assets	Intangible assets
Intangible assets acquired in a business combination and recognized separately from goodwill are initially recognized at fair value at the acquisition date. The partnership’s intangible assets are comprised primarily of trademarks and licensing agreements.

Subsequent to initial recognition, intangible assets with a finite life are measured at cost less accumulated amortization and impairment losses. Amortization is calculated on a straight-line basis over the estimated useful life of the intangible asset and is recognized in net income for the respective reporting period. Intangible assets with an indefinite life are measured at cost as adjusted for subsequent impairment. Impairment tests for intangible assets with an indefinite life are performed annually. Impairment losses previously taken may be subsequently reversed in net income of future reporting periods.

Goodwill	Goodwill
Goodwill represents the excess of the acquisition price paid for a business combination over the fair value of the net identifiable tangible and intangible assets and liabilities acquired. Upon initial recognition, goodwill is allocated to the cash-generating unit to which it relates. The partnership identifies a cash-generating unit as the smallest identifiable group of assets that generates cash inflows that are largely independent of the cash inflows from other assets or group of assets.

The partnership evaluates the carrying amount of goodwill annually as of December 31 or more often when events or circumstances indicate there may be an impairment. The partnership’s goodwill impairment test is performed at the cash-generating unit level. If assets within a cash-generating unit or the cash-generating unit are impaired, impairments are taken for those assets or the cash-generating unit before any goodwill impairment test is performed. In assessing whether goodwill is impaired, the partnership assesses if the carrying value of a cash-generating unit, including the allocated goodwill, exceeds its recoverable amount determined as the greater of the estimated fair value less costs to sell and the present value of future cash flows expected from the cash-generating unit. Impairment losses recognized first reduce the carrying value of goodwill and any excess is allocated to the carrying amount of assets in the cash-generating unit. Any goodwill impairment is charged to net income in the respective reporting period. Impairment losses on goodwill are not subsequently reversed.
On disposal of a subsidiary, any attributable amount of goodwill is included in determination of the gain or loss on disposal.
Financial instruments and hedge accounting, Classification and measurement	Financial instruments and hedge accounting
(i)Classification and measurement
Financial assets and financial liabilities are recognized in the partnership’s balance sheet when the partnership becomes a party to the contractual provisions of the instrument. Financial assets and financial liabilities are initially measured at fair value. Transaction costs that are directly attributable to the acquisition or issue of financial assets and financial liabilities (other than financial assets and financial liabilities at fair value through profit or loss) are added to or deducted from the fair value of the financial assets or financial liabilities, as appropriate, on initial recognition. Transaction costs directly attributable to the acquisition of financial assets or financial liabilities at fair value through profit or loss are recognized immediately in profit or loss.

All recognized financial assets are measured subsequently in their entirety at either amortized cost or fair value, depending on the classification of the financial assets.

Debt instruments are subsequently measured at amortized cost where the financial asset is held within a business model whose objective is to hold financial assets in order to collect contractual cash flows and its contractual terms give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding. Debt instruments are measured subsequently at fair value through other comprehensive income (“FVTOCI”) where the financial asset is held within a business model whose objective is achieved by both collecting contractual cash flows and selling the financial assets and the contractual terms of the financial asset give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding. By default, all other financial assets are measured subsequently at fair value through profit or loss (“FVTPL”). Despite the foregoing, the partnership may make an irrevocable election/designation at initial recognition of a financial asset to present subsequent changes in fair value of an equity investment in other comprehensive income or to designate a debt investment that meets the amortized cost or FVTOCI criteria as measured at FVTPL if doing so eliminates or significantly reduces an accounting mismatch.

Debt and equity instruments issued by the partnership are classified as either financial liabilities or as equity in accordance with the substance of the contractual arrangements and the definitions of a financial liability and an equity instrument. Equity instruments issued by the partnership that meet the definition of a financial liability are presented within capital securities on the partnership’s consolidated balance sheets.

All financial liabilities are measured subsequently at amortized cost using the effective interest method or at FVTPL. Financial liabilities are measured at FVTPL when they are (i) contingent consideration of an acquirer in a business combination, (ii) held‑for‑trading, or (iii) designated as at FVTPL. A financial liability is classified as held for trading if it has been acquired principally for the purpose of repurchasing it in the near term, or on initial recognition it is part of a portfolio of identified financial instruments that is managed together and has a recent actual pattern of short‑term profit‑taking or it is a derivative, except for a derivative that is a financial guarantee contract or a designated and effective hedging instrument. A financial liability other than a financial liability held for trading or contingent consideration of an acquirer in a business combination may be designated as at FVTPL in limited circumstances specified in IFRS 9. Financial liabilities at FVTPL are measured at fair value, with any gains or losses arising on changes in fair value recognized in profit or loss to the extent that they are not part of a designated hedging relationship.
The following table presents the types of financial instruments held by the partnership within each financial instrument classification:

Classification and measurement basis

Financial assets
Loans and notes receivable	Amortized cost
Other non-current assets
Securities designated as fair value through profit and loss (“FVTPL”)	FVTPL
Derivative assets	FVTPL
Securities designated as fair value through other comprehensive income (“FVTOCI”)	FVTOCI
Restricted cash	Amortized cost
Accounts receivable and other
Derivative assets	FVTPL
Other receivables	Amortized cost
Cash and cash equivalents	Amortized cost
Financial liabilities
Debt obligations	Amortized cost
Capital securities	Amortized cost
Capital securities - fund subsidiaries	FVTPL
Other non-current liabilities
Loan payable	FVTPL
Other non-current financial liabilities	Amortized cost
Derivative liabilities	FVTPL
Accounts payable and other liabilities	Amortized cost

The effective interest method is a method of calculating the amortized cost of a debt instrument and of allocating interest income over the relevant period. The effective interest rate is the rate that exactly discounts estimated future cash receipts or payments (including transaction costs and other premiums or discounts) excluding expected credit losses, through the expected life of the instrument to the gross carrying amount of the debt instrument on initial recognition. Amortized cost is the amount at which the financial instrument is measured at initial recognition minus the principal repayments, plus the cumulative amortization using the effective interest method of any difference between that initial amount and the maturity amount, adjusted for any loss allowance (in the case of financial assets).

Financial instruments carried at fair value give rise to fair value gains or losses in each reporting period. Fair values of those financial instruments are determined by reference to quoted bid or ask prices or prices within the bid ask spread, as appropriate, and when unavailable, to the closing price of the most recent transaction of that instrument. Fair values of certain financial instruments also incorporate significant use of unobservable inputs which reflect the partnership’s market assumptions. Fair value gains and losses on FVTOCI financial assets are recognized in other comprehensive income. Fair value gains and losses on financial instruments designated as FVTPL are recognized in fair value gains, net.

Financial instruments and hedge accounting, Impairment of financial instruments	Impairment of financial instrumentsThe partnership recognizes a loss allowance for expected credit losses (“ECL”) on debt instruments that are measured at amortized cost or at FVTOCI and other receivables. The amount of expected credit losses is updated at each reporting date to reflect changes in credit risk since initial recognition of the respective financial instrument. For debt instruments, the partnership recognizes lifetime ECL when there has been a significant increase in credit risk since initial recognition. If the credit risk on the financial instrument has not increased significantly since initial recognition, the loss allowance for that financial instrument is measured at an amount equal to 12‑month ECL. Lifetime ECL represents the expected credit losses that will result from all possible default events over the expected life of a financial instrument. In contrast, 12‑month ECL represents the portion of lifetime ECL that is expected to result from default events on a financial instrument that are possible within 12 months after the reporting date. The partnership always recognizes lifetime ECL for other receivables. Any related loss allowances are recorded through profit or loss. Refer to Note 12, Accounts Receivable And Other for detail on the current year loss allowance.
Financial instruments and hedge accounting, Derivatives and hedging	Derivatives and hedging
The partnership enters into a variety of derivative financial instruments to manage its exposure to interest rate and foreign exchange rate risks, including foreign exchange forward contracts, options, interest rate swaps and interest rate caps. Derivatives are recognized initially at fair value at the date a derivative contract is entered into and are subsequently remeasured to their fair value at each reporting date. The resulting gain or loss is recognized in net income immediately unless the derivative is designated and effective as a hedging instrument, in which event the timing of the recognition in profit or loss depends on the nature of the hedge relationship.

The partnership designates certain derivatives as hedging instruments in respect of foreign currency risk and interest rate risk in cash flow hedges, fair value hedges, or hedges of net investments in foreign operations. The partnership also applies hedge accounting to certain non-derivative financial instruments designated as hedges of net investments in foreign subsidiaries. Hedge accounting is discontinued prospectively when the hedge relationship is terminated or no longer qualifies as a hedge, or when the hedging item is sold or terminated.

In a cash flow hedge, the effective portion of the change in the fair value of the hedging derivative is recognized in other comprehensive income while the ineffective portion is recognized in fair value gains, net. Hedging gains and losses recognized in accumulated other comprehensive income are reclassified to net income in the periods when the hedged item affects net income, or recognized as part of the transaction price when the hedged transaction occurs. The partnership discontinues hedge accounting only when the hedging relationship (or a part thereof) ceases to meet the qualifying criteria. This includes instances when the hedging instrument expires or is sold, terminated or exercised. The discontinuation is accounted for prospectively. Any gain or loss recognized in other comprehensive income and accumulated in the cash flow hedge reserve at that time remains in equity and is reclassified to profit or loss when the forecast transaction occurs. When a forecast transaction is no longer expected to occur, the gain or loss accumulated in cash flow hedge reserve is reclassified immediately to net income.

In a fair value hedge relationship, the fair value change on a qualifying hedging instrument is recognized in profit or loss except when the hedging instrument hedges an equity instrument designated at FVTOCI in which case it is recognized in other comprehensive income. The carrying amount of a hedged item not already measured at fair value is adjusted for the fair value change attributable to the hedged risk with a corresponding entry in profit or loss. Where hedging gains or losses are recognized in profit or loss, they are recognized in the same line as the hedged item. The partnership discontinues hedge accounting only when the hedging relationship (or a part thereof) ceases to meet the qualifying criteria. This includes instances when the hedging instrument expires or is sold, terminated or exercised. The discontinuation is accounted for prospectively. The fair value adjustment to the carrying amount of the hedged item arising from the hedged risk is amortized to profit or loss from that date.

In a net investment hedging relationship, the effective portion of the fair value of the hedging instruments is recognized in other comprehensive income and the ineffective portion is recognized in net income. The amounts recorded in accumulated other comprehensive income are reclassified to net income, together with the related cumulative translation gain or loss, when there is a disposition or partial disposition that results in the loss of control of foreign operations or the derivatives are not part of any other hedge relationships.

The partnership adopted Interest Rate Benchmark Reform - Amendments to IFRS 9, and IFRS 7, issued by the IASB in September 2019, (“Phase 1 IBOR Amendments”) effective October 1, 2019 in advance of its January 1, 2020 mandatory effective date. The Phase 1 IBOR Amendments have been applied retrospectively to hedging relationships existing at the start of the reporting period or designated subsequently, and to the amount accumulated in the cash flow hedge reserve at that date. The Phase 1 IBOR Amendments provide temporary relief from applying specific hedge accounting requirements to the partnership’s hedging relationships that are directly affected by IBOR reform, which primarily include US$ LIBOR, £ LIBOR, and € EURIBOR. The reliefs have the effect that IBOR reform should not generally cause hedge accounting to terminate. In assessing whether a hedge is expected to be highly effective on a forward-looking basis, the partnership assumes the interest rate benchmark on which the cash flows of the derivative which hedges borrowings is not altered by IBOR reform. These reliefs cease to apply to a hedged item or hedging instrument as applicable at the earlier of (i) when the uncertainty arising from IBOR reform is no longer present with respect to the timing and amount of the interest rate benchmark based future cash flows, and (ii) when the hedging relationship is discontinued. There was no impact since these amendments enable the partnership to continue hedge accounting for hedging relationships which have been previously designated.

The partnership adopted Interest Rate Benchmark Reform-Phase 2, Amendments to IFRS 9, IAS 39, IFRS 7, IFRS 4, and IFRS 16, issued by the IASB in August 2020, (“Phase 2 IBOR Amendments”) as of January 1, 2021, its mandatory effective date. The Phase 2 IBOR Amendments provide additional guidance to address issues that will arise during the transition of benchmark interest rates. The Phase 2 IBOR Amendments primarily relate to the modification of financial instruments where the basis for determining the contractual cash flows changes as a result of IBOR reform, allowing for prospective application of the applicable benchmark interest rate, and to the application of hedge accounting, providing an exception such that changes in the formal designation and documentation of hedge accounting relationships that are needed to reflect the changes required by IBOR reform do not result in the discontinuation of hedge accounting or the designation of new hedging relationships.

It is currently expected that Secured Overnight Financing Rate (“SOFR”) will replace US$ LIBOR effective June 30, 2023 for those tenors used by the partnership, but effective December 31, 2021 for certain tenors not used by the partnership. The partnership is progressing through its transition plan to address the impact and effect required changes as a result of amendments to the contractual terms of US$ LIBOR referenced floating-rate borrowings, interest rate swaps, interest rate caps, and to update hedge designations. The adoption is not expected to have a significant impact on the partnership’s financial reporting.

Sterling Overnight Index Average (“SONIA”) replaced £ LIBOR effective December 31, 2021, and Euro Short-term Rate was published as an alternative to EURIBOR during 2021, though EURIBOR remains available for Euro lending. The partnership has addressed the impact and effected the changes required as a result of amendments to the contractual terms of £ LIBOR referenced floating-rate borrowings, interest rate swaps, interest rate caps, and to update hedge designations. The adoption did not have a significant impact on the partnership’s financial reporting.
Note 32, Financial Instruments provides details of the hedging instruments and hedged exposures to which the IBOR Amendments are applied.
Income taxes	Income taxes
The partnership is a flow-through entity for tax purposes and as such is not subject to Bermudian taxation. However, income tax expenses are recognized for taxes payable by holding entities and their direct or indirect corporate subsidiaries.

Current income tax assets and liabilities are measured at the amount expected to be paid to tax authorities by the holding entities in respect of the partnership or directly by the partnership’s taxable subsidiaries, net of recoveries, based on the tax rates and laws enacted or substantively enacted at the balance sheet date.

Deferred income tax liabilities are provided for using the liability method on temporary differences between the tax basis used in the computation of taxable income and carrying amounts of assets and liabilities in the consolidated financial statements. Deferred income tax assets are recognized for all deductible temporary differences, carry forward of unused tax credits and unused tax losses, to the extent that it is probable that deductions, tax credits and tax losses will be utilized. The carrying amounts of deferred income tax assets are reviewed at each balance sheet date and reduced to the extent it is no longer probable that the income tax asset will be recovered. Deferred income tax assets and liabilities are measured at the tax rates that are expected to apply to the period when the asset is realized or the liability settled, based on the tax rates and laws that have been enacted or substantively enacted at the balance sheet date.

Provisions	ProvisionsA provision is a liability of uncertain timing or amount. Provisions are recognized when the partnership has a present obligation (legal or constructive) as a result of a past event, it is probable that the partnership will be required to settle the obligation and the amount can be reliably estimated. Provisions are not recognized for future operating losses. Provisions are measured at the present value of the expenditures expected to be required to settle the obligation using a discount rate that reflects current market assessments of the time value of money and the risks specific to the obligation. Provisions are re-measured at each balance sheet date using the current discount rate. The increase in the provision due to passage of time is recognized as interest expense.
Business combinations	Business combinations
The partnership adopted the Amendments to IFRS 3, Business Combinations (“IFRS 3 Amendments”) for business combinations or asset acquisitions occurring after January 1, 2019 in advance of its mandatory effective date January 1, 2020.

The partnership accounts for business combinations in which control is acquired under the acquisition method. When an acquisition is made, the partnership considers the inputs, processes and outputs of the acquiree in assessing whether it meets the definition of a business. When the acquired set of activities and assets lack a substantive process, the acquisition fails to meet the definition of a business and is accounted for as asset acquisition. The partnership uses the optional concentration test on a transaction by transaction basis, and where used, if substantially all of the fair value of the gross assets acquired is concentrated in a single identifiable asset or group of similar assets, accounts for the acquisition as an asset acquisition. Assets acquired through asset acquisitions are initially measured at cost, which includes the transaction costs incurred for the acquisitions.
For business combinations, consideration is the aggregate of the fair values, at the date of exchange, of assets transferred, liabilities incurred by the partnership to the former owners, and equity instruments issued in exchange for control of the acquiree. Acquisitions-related costs are recognized in net income as incurred. At the acquisition date, the partnership recognizes the identifiable assets acquired and liabilities assumed at their acquisition-date fair values, except for non-current assets classified as held-for-sale, which are recognized at fair value less costs to sell, and deferred tax assets or liabilities, which are measured in accordance with IAS 12, Income Taxes. The partnership also evaluates whether there are intangible assets acquired that have not previously been recognized by the acquiree and recognizes them as identifiable intangible assets.

For business combinations, non-controlling shareholders’ interests in the acquiree are initially measured at either fair value or their proportionate share of acquiree’s identifiable assets if the non-controlling interest represents a present ownership interest that entitles its holder to a proportionate share of the acquiree’s net assets. Other components of non-controlling interests in acquirees are recognized at fair value.

Goodwill for a business combination is measured as the excess of the sum of the consideration transferred, the amount of any non‑controlling interests in the acquiree, and the fair value of the acquirer’s previously held equity interest in the acquiree (if any) over the acquisition date values of the net assets acquired. If, after reassessment, the value of the net assets acquired exceeds the sum of the consideration transferred, the amount of any non‑controlling interests in the acquiree and the fair value of the acquirer’s previously held interest in the acquiree (if any), the excess is recognized immediately in net income as a bargain purchase gain.

Where a business combination is achieved in stages, previously held interests in the acquired entity are re-measured to fair value at the acquisition date, which is the date control is obtained, and the resulting gain or loss (if any), is recognized in net income. Amounts arising from interests in the acquiree prior to the acquisition date that have previously been recognized in other comprehensive income are reclassified to net income. Changes in the partnership’s ownership interest of an investee that do not result in a change of control are accounted for as equity transactions and are recorded as a component of equity. Acquisition costs are recorded as an expense in the reporting period as incurred.

Measurement period adjustments for business combinations are adjustments that arise from additional information obtained during the ‘measurement period’ (which cannot exceed one year from the acquisition date) about facts and circumstances that existed at the acquisition date. If the initial accounting for a business combination is incomplete by the end of the reporting period in which the business combination occurs, the partnership reports provisional amounts for items for where the accounting is incomplete. Those provisional amounts are adjusted during the measurement period, or additional assets or liabilities are recognized, to reflect new information obtained about facts and circumstances that existed as of the acquisition date that, if known, would have affected the amounts recognized as of that date.

Revenue recognition	Revenue recognition
The partnership recognizes revenue from the following major sources:

(i)Commercial property revenue
Revenue from investment properties is presented within commercial property revenue on the consolidated statements of income. The partnership has retained substantially all of the risks and benefits of ownership of its investment properties and therefore accounts for leases with its tenants as operating leases. Revenue recognition under a lease commences when the tenant has a right to use the leased asset. Generally, this occurs on the lease commencement date or, where the partnership is required to make additions to the property in the form of tenant improvements to enhance the value of the property, upon substantial completion of those improvements. The total amount of contractual rents expected from operating leases is recognized on a straight-line basis over the term of the lease, including contractual base rent and subsequent rent increases as a result of rent escalation clauses. A rent receivable, included within the carrying amount of investment properties, is used to record the difference between the rental revenue recorded and the contractual amount received.

Rental receivables and related revenue also includes percentage participating rents and recoveries of operating expenses. However, recoveries of operating expenses related to property taxes and insurance are deemed as other rental revenue. Percentage participating rents are recognized when tenants’ specified sales targets have been met. Operating expense recoveries classified as rental income or non-rental income are recognized in the period that recoverable costs are chargeable to tenants. Where a tenant is legally responsible for operating expenses and pays them directly in accordance with the terms of the lease, the partnership does not recognize the expenses or any related recovery revenue.

Under IFRS 16, where the partnership is the intermediate lessor, it accounts for the head lease and the sublease as two separate contracts, classifying the sublease as a finance or operating lease with reference to the right-of-use asset arising from the head lease.
(ii)Hospitality revenue
Revenue from hospitality properties is presented within hospitality revenue on the consolidated statements of income. Room, food and beverage and other revenues are recognized as services are provided. The partnership recognizes room revenue net of taxes and levies. Advance deposits are deferred and included as a liability until services are provided to the customer. The partnership recognizes net wins from casino gaming activities (the difference between gaming wins and losses) as gaming revenue. The partnership recognizes liabilities for funds deposited by patrons before gaming play occurs and for chips in the patrons’ possession, both of which are included in accounts payable and other liabilities. Revenue and expenses from tour operations include the sale of travel and leisure packages and are recognized on the first day the travel package is in use.

(iii)Performance and management fee revenue
Fee revenue is presented on the consolidated statements of income within investment and other revenue. Fee revenue is recognized when services are provided and the amount can be estimated reliably.
Unit-based compensation	Unit-based compensationPrior to the Privatization, the partnership and its subsidiaries issued unit-based awards to certain employees and non-employee directors of certain subsidiaries. The cost of cash-settled unit-based transactions, comprised of unit options, deferred share units and restricted share units, is measured as the fair value at the grant date and expensed on a proportionate basis over the vesting period. The corresponding accrued liability is measured at each reporting date at fair value with changes in fair value recognized in net income. The cost of equity-settled unit-based transactions, comprised of unit options and restricted units, is determined as the fair value of the award on the grant date. The cost of equity-settled unit-based transactions is recognized as each tranche vests and is recorded within equity. See Note 28, Unit-Based Compensation for information on the impact to unit-based compensation resulting from the Privatization.
Redeemable/Exchangeable Partnership Units	Redeemable/Exchangeable Partnership UnitsThe Redeemable/Exchangeable Partnership Units may, at the request of the holder, be redeemed in whole or in part, for cash in an amount equal to the market value of one of the partnership’s LP Units multiplied by the number of units to be redeemed (subject to certain adjustments). This right is subject to the partnership’s right, at its sole discretion, to elect to acquire any unit presented for redemption in exchange for one of the partnership’s LP Units (subject to certain customary adjustments). If the partnership elects not to exchange the Redeemable/Exchangeable Partnership Units for LP Units, Redeemable/Exchangeable Partnership Units are required to be redeemed for cash. The Redeemable/Exchangeable Partnership Units provide the holder the direct economic benefits and exposures to the underlying performance of the Operating Partnership and accordingly to the variability of the distributions of the Operating Partnership, whereas the partnership’s unitholders have indirect access to the economic benefits and exposures of the Operating Partnership through direct ownership interest in the partnership which owned a direct interest in the managing general partnership interest. Accordingly, the Redeemable/Exchangeable Partnership Units have been presented within non-controlling interests on the consolidated balance sheets. The Redeemable/Exchangeable Partnership Units do not entail a contractual obligation on the part of the partnership to deliver cash and can be settled by the partnership, at its sole discretion, by issuing a fixed number of its own equity instruments.
BPYU Units	BPYU UnitsPrior to the Privatization, BPYU Units were, at the request of the holder, able to be redeemed in whole or in part, for cash in an amount equal to the market value of one of the partnership’s LP Units multiplied by the number of units to be redeemed (subject to certain adjustments). This right was subject to the partnership’s right, at its sole discretion, to satisfy the redemption request with its LP Units, rather than cash, on a one-for-one basis. The BPYU Units provided the holder with direct economic benefits and exposures to Brookfield Properties Retail Holding LLC (“BPYU”) and accordingly to the variability of the distributions of BPYU. Accordingly, the BPYU Units were presented within non-controlling interests on the consolidated balance sheets. The BPYU Units did not entail a contractual obligation on the part of the partnership to deliver cash and could be settled by the partnership, at its sole discretion, by issuing a fixed number of its own equity instruments. As a result of the Privatization detailed in Note 3, Privatization of the Partnership, the terms of the BPYU Units were subsequently amended to, among other things, remove the entitlement to be exchanged for LP Units.
Earnings per limited partnership unit	Earnings per limited partnership unitSubsequent to the Privatization, there are no longer publicly traded LP Units. As such, earnings per limited partnership unit is no longer presented.
Critical judgments and estimates in applying accounting policies	Critical judgments and estimates in applying accounting policiesThe preparation of the partnership’s consolidated financial statements requires management to make critical judgments, estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses that are not readily apparent from other sources, during the reporting period. These estimates and associated assumptions are based on historical experience and other factors that are considered to be relevant. Actual results may differ from these estimates. Critical judgments and estimates made by management and utilized in the normal course of preparing the partnership’s consolidated financial statements are outlined below.

(i)Control
In determining whether the partnership has power over an investee, the partnership makes judgments in identifying relevant activities that would significantly affect the returns of an investee, in assessing the partnership’s voting rights or other contractual rights that would give it power to unilaterally make decisions, and in assessing rights held by other stakeholders which might give them decision-making authority. In assessing if the partnership has exposure or rights to variable returns from its involvement with the investee, the partnership makes judgments concerning the variability of the returns from an investee based on the substance of the arrangement, the absolute and relative size of those returns. In determining if the partnership has the ability to use its power to affect its returns in an investee, the partnership makes judgments in assessing whether it is acting as a principal or an agent in decision-making and whether another entity with decision-making rights is acting as an agent for the partnership. Where other stakeholders have decision making authority, the partnership makes judgments as to whether its decision-making rights provide it with control, joint control or significant influence over the investee.

In addition to the above, the partnership makes judgments in respect of joint arrangements that are carried on through a separate vehicle in determining whether the partnership’s interest represents an interest in the assets and liabilities of the arrangement (a joint operation) or in its net assets (a joint venture).

(ii)Attribution of net income
Certain of the partnership’s subsidiaries are subject to profit sharing arrangements between the partnership and the non-controlling equity holders. In determining whether the attribution of profits is subject to uncertainty, the partnership makes the judgment in considering a variety of factors, including but not limited to uncertainties arising from future events, timing of anticipated acquisition, disposition and financing activities, as well as past events of similar nature.

(iii)Common control transactions
The purchase and sale of businesses or subsidiaries between entities under common control fall outside the scope of IFRS and accordingly, management uses judgment when determining a policy to account for such transactions taking into consideration other guidance in the IFRS framework and pronouncements of other standard-setting bodies.

(iv)Business combinations
Judgment is applied in determining whether an acquisition is a business combination or an asset acquisition by considering the nature of the assets acquired and the processes applied to those assets, or if the integrated set of assets and activities is capable of being conducted and managed for the purpose of providing a return to investors or other owners. Judgment is also applied in identifying acquired assets and assumed liabilities and determining their fair values.

(v)Investment properties
In applying relevant accounting policies, judgment is made in determining whether certain costs are additions to the carrying amount of the property, in identifying the point at which practical completion of the development property occurs, and in identifying borrowing costs directly attributable to the carrying amount of the development property. In certain instances, on a case by case basis, the partnership applies judgment in determining whether a significant amount of development activities undertaken would trigger the reclassification of an operating property to a development property.

The key valuation assumptions in determining the fair value of investment properties include discount rates and terminal capitalization rates for properties valued using a discounted cash flow model and capitalization rates for properties valued using a direct capitalization approach. Management also uses assumptions and estimates in determining expected future cash flows in discounted cash flow models and stabilized net operating income used in values determined using the direct capitalization approach. Properties under active development are recorded at fair value using a discounted cash flow model which includes estimates in respect of the timing and cost to complete the development.

Prior to the end of the first quarter of 2020, there was a global outbreak of a new strain of coronavirus, COVID-19, which prompted certain responses from global government authorities across the various geographies in which the partnership owns and operates investment properties (“global economic shutdown” or “the shutdown”). Such responses included mandatory temporary closure of, or imposed limitations on, the operations of certain non-essential properties and businesses including office properties and retail malls and associated businesses which operate within these properties such as retailers and restaurants. In addition, shelter-in-place mandates and severe travel restrictions had a significant adverse impact on consumer spending and demand in the near-term. As vaccination campaigns against COVID-19 ramp up, the macroeconomic outlook has improved in certain geographies with the return of more favorable economic conditions, including the removal of occupancy restrictions and government-mandated closures. However, uncertainty remains in the near-term surrounding risks of new economic restrictions and general uncertainty surrounding leasing trends, market rates, and the ability to exit investments in the partnership’s expected timeframe. These circumstances have created estimation uncertainty in the determination of the fair value of investment properties as of December 31, 2021.

(vi) Assets held for sale
The partnership’s accounting policies relating to assets held for sale are described in Note 2(f), Assets Held for Sale. In applying this policy, judgment is applied in determining whether sale of certain assets is highly probable, which is a necessary condition for being presented within assets held for sale.

(vii) Revaluation of hospitality assets
When the partnership determines the carrying amounts under the revaluation method, critical assumptions and estimates include estimates of replacement costs and estimates of remaining economic life.

(viii) Income taxes
In applying relevant accounting policies, judgments are made in determining the probability of whether deductions, tax credits and tax losses can be utilized. In addition, the consolidated financial statements include estimates and assumptions for determining the future tax rates applicable to subsidiaries and identifying the temporary differences that relate to each subsidiary. Deferred income tax assets and liabilities are measured at the tax rates that are expected to apply during the period when the assets are realized or the liabilities settled, using the tax rates and laws enacted or substantively enacted at the consolidated balance sheet dates. The partnership measures deferred income taxes associated with its investment properties based on its specific intention with respect to each asset at the end of the reporting period. Where the partnership has a specific intention to sell a property in the foreseeable future, deferred taxes on the building portion of the investment property are measured based on the tax consequences following from the disposition of the property. Otherwise, deferred taxes are measured on the basis that the carrying value of the investment property will be recovered substantially through use. Judgment is required in determining the manner in which the carrying amount of each investment property will be recovered.

The partnership also makes judgments with respect to the taxation of gains inherent in its investments in foreign subsidiaries and joint ventures. While the partnership believes that the recovery of its original investment in these foreign subsidiaries and joint ventures will not result in additional taxes, certain unremitted gains inherent in those entities could be subject to foreign taxes depending on the manner of realization.

(ix) Leases
In applying its accounting policy for recognition of lease revenue, the partnership makes judgments with respect to whether tenant improvements provided in connection with a lease enhance the value of the leased property, which in turn is used to determine whether these amounts are treated as additions to operating property and the point in time to recognize revenue under the lease. In addition, where a lease allows a tenant to elect to take all or a portion of any unused tenant improvement allowance as a rent abatement, the partnership must exercise judgment in determining the extent to which the allowance represents an inducement that is amortized as a reduction of lease revenue over the term of the lease.

The partnership also makes judgments in determining whether certain leases, in particular those tenant leases with long contractual terms where the lessee is the sole tenant in a property and long-term ground leases where the partnership is lessor, are operating or finance leases. The partnership has determined most of its leases are operating leases, with several finance leases that are not material. Where operating costs are paid directly by tenants, the partnership exercises judgment in determining whether those costs are expenses of the partnership or the tenant which impacts the extent to which operating costs recovery revenue is recognized.

The partnership has applied critical judgments in respect of contracts where it is the lessee including identifying whether a contract (or part of a contract) includes a lease, determining whether it is reasonably certain that a lease extension or termination option will be exercised in determining the lease term, determining whether variable payments are in-substance fixed, establishing whether there are multiple leases in an arrangement, and determining the fair value method of ROU assets classified as investment properties.

The partnership uses critical estimates in accounting for leases where it is a tenant, including the estimation of lease term and determination of the appropriate rate to discount the lease payments.
(x) Financial instruments
The critical judgments inherent in the relevant accounting policies relate to the classification of financial assets or financial liabilities, designation of financial instruments as FVTOCI or FVTPL, the assessment of the effectiveness of hedging relationships, the determination of whether the partnership has significant influence over investees with which it has contractual relationships, and the identification of embedded derivatives subject to fair value measurement in certain hybrid instruments.

Estimates and assumptions used in determining the fair value of financial instruments are: equity and commodity prices; future interest rates; the credit risk of the partnership and its counterparties; amount and timing of estimated future cash flows; discount rates and volatility utilized in option valuations.

The partnership holds other financial instruments that represent equity interests in investment property entities that are measured at fair value as these financial instruments are designated as FVTPL or FVTOCI. Estimation of the fair value of these instruments is also subject to the estimates and assumptions associated with investment properties. The fair value of interest rate caps is determined based on generally accepted pricing models using quoted market interest rates for the appropriate term. Interest rate swaps are valued at the present value of estimated future cash flows and discounted based on applicable yield curves derived from market interest rates.

(xi) Indicators of impairment
Judgment is applied when determining whether indicators of impairment exist when assessing the carrying values of the partnership’s assets for potential impairment. Consideration is given to a combination of factors, including but not limited to forecasts of revenues and expenses, values derived from publicly traded prices, and projections of market trends and economic environments. Judgment is also applied when quantifying the amount of impairment loss where indicators of impairment exist.

(xii) Other critical judgments
Other critical judgments utilized in the preparation of the partnership’s consolidated financial statements are: assets’ recoverable amounts; assets’ net realizable values; depreciation and amortization rates and assets’ useful lives; determination of assets held for sale and discontinued operations; impairment of goodwill and intangible assets; the determination of functional currency; the likelihood and timing of anticipated transactions for hedge accounting; and the selection of accounting policies, among others.

(xiii) Revision of Comparatives
During the fourth quarter of 2021, as a result of a change in accounting policy, the partnership reclassified depreciation and amortization expense, which was previously presented as a separate line item, to direct commercial property expense and direct hospitality expense. Prior period amounts were also adjusted to reflect this change, which resulted in an increase to direct commercial property expense and direct hospitality expense of $319 million and $341 million for years ended December 31, 2020 and 2019, respectively, with equal and offsetting decreases to depreciation and amortization expense. This reclassification had no impact on revenues or net income.

(xiv) Future accounting policies
The following are accounting policies issued that our partnership expects to adopt in the future:

Amendments to IAS 1 – Classification of Liabilities as Current or Non-current

The amendments to IAS 1 affect only the presentation of liabilities as current or non-current in the consolidated balance sheets and not the amount or timing of recognition of any asset, liability, income or expenses, or the information disclosed about those items. The amendments clarify that the classification of liabilities as current or non-current is based on rights that are in existence at the end of the reporting period, specify that classification is unaffected by expectations about whether the partnership will exercise its right to defer settlement of a liability, explain that rights are in existence if covenants are complied with at the end of the reporting period, and introduce a definition of ‘settlement’ to make clear that settlement refers to the transfer to the counterparty of cash, equity instruments, other assets or services. The amendments are applied retrospectively for annual periods beginning on or after January 1, 2023, with early application permitted. The partnership is in the process of determining the impact of the amendments on its consolidated financial statements.

There are no other accounting policies issued as of December 31, 2021 that the partnership expects to adopt in the future and which the partnership expects will have a material impact.

Operating segment	Operating segmentsIFRS 8, Operating Segments, requires operating segments to be determined based on internal reports that are regularly reviewed by the chief operating decision maker (“CODM”) for the purpose of allocating resources to the segment and to assessing its performance. The partnership’s operating segments are organized into four reportable segments: i) Core Office, ii) Core Retail, iii) LP Investments and iv) Corporate. These segments are independently and regularly reviewed and managed by the Chief Executive Officer, who is considered the CODM.